Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period		$ 49,328,352	$ 453,139,720
Goodwill recognized upon acquisition			14,456,095
Disposal of subsidiaries			(666,257)
Exchange rate translation		72,387	221,098
Gross Goodwill			467,150,656
Accumulated impairment			(417,822,304)
Balance at the end of the period		49,400,739	49,328,352
Impairment of goodwill
Discount rate (as a percent)		16.50%
Terminal growth rate (as a percent)		2.00%
Goodwill impairment charge	417,822,304		417,822,304
CRIC
Impairment of goodwill
Decline in stock price experienced by CRIC (as a percent)	31.00%
Real Estate Brokerage Services
Goodwill
Balance at the beginning of the period		3,509,326	2,840,273
Goodwill recognized upon acquisition			523,257
Exchange rate translation		8,422	145,796
Gross Goodwill			3,509,326
Balance at the end of the period		3,517,748	3,509,326
Real Estate Information and Consulting Services
Goodwill
Balance at the beginning of the period			4,350,789
Goodwill recognized upon acquisition			1,316,215
Gross Goodwill			5,667,004
Balance at the end of the period		5,667,004	5,667,004
Real Estate Online Services
Goodwill
Balance at the beginning of the period		40,152,022	445,282,401
Goodwill recognized upon acquisition			12,616,623
Exchange rate translation		63,965	75,302
Gross Goodwill			457,974,326
Accumulated impairment			(417,822,304)
Balance at the end of the period		40,215,987	40,152,022
Impairment of goodwill
Goodwill impairment charge			417,822,304
Other Services
Goodwill
Balance at the beginning of the period			666,257
Disposal of subsidiaries			$ (666,257)